Condensed Balance Sheets - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 662,764	$ 181,708	$ 769,495
Prepaid expenses and other current assets	41,172	35,442	79,936
Total current assets	703,936	217,150	849,431
Property and equipment, net of accumulated depreciation of $96,589 and $95,168	2,750	4,171	7,219
Other assets	5,752	5,752	5,752
Total assets	712,438	227,073	862,402
Current liabilities
Accounts payable	38,655	66,461	75,695
Unearned revenue	76,761	78,893	50,822
Accrued expenses	177,108	232,365	233,239
Convertible promisory notes	459,179	591,036	300,000
Convertible promisory notes, net of derivative liability		591,036	0
Fair value of derivative liabilities	0	1,184,334	0
Total current liabilities	751,703	2,153,089	659,756
Long-term liabilities
Unearned revenue	2,216,468	2,045,622	1,530,345
Convertible promisory notes, net of derivative liability		43,819	512,022
Convertible promisory notes	0	43,819
Fair value of derivative liabilities	0	100,835	4,226,837
Total liabilities	2,968,171	4,343,365	6,928,960
Commitments and contingencies
Stockholders' deficit
Preferred stock, $.001 par value per share, 1,000,000 shares authorized; no shares issued	0	0	0
Common stock, par value $.001 per share, 200,000,000 shares authorized, 119,637,282 and 109,789,703 issued and outstanding	119,637	109,790	106,787
Additional paid-in capital	102,866,592	100,333,144	98,672,368
Accumulated deficit	(105,241,962)	(104,559,226)	(104,845,713)
Total stockholders' deficit	(2,255,733)	(4,116,292)	(6,066,558)
Total liabilities and stockholders' deficit	$ 712,438	$ 227,073	$ 862,402